Warrant liabilities (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Warrant Liabilities [Line Items]
Warrant outstanding term	5 years
Redemption price	$ 0.01
Purchase of ordinary share (in Shares) | shares	1
Public Warrants [Member]
Warrant Liabilities [Line Items]
Reflective per share	$ 180
Private Warrants [Member]
Warrant Liabilities [Line Items]
Reflective per share	115
Ordinary share per share	$ 5.9